SHARE OPTION PLANS (Details Narrative) - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Chief Financial Officer [Member]
Number of stock options exercised during the period		1,100,000
Number of stock options lapsed during the period		9,200,000
July 1 2013 [Member]
Number of shares grated under share-based compensation plan	17,000,000